Income taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Current income tax expense	$ 1,659	$ 408
Deferred income tax expense (recovery)	299	260
Income tax expense	$ 1,958	$ 668